INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current
At 1 January	£ 1,393	£ 58
Additions	219	1,336
Foreign exchange movement		(1)
Fair value through income and loss	183
At 31 December	403	£ 1,393
Disposed of in the period	£ (1,392)